DISTRIBUTION OF PROFIT	12 Months Ended
Dec. 31, 2011
DISTRIBUTION OF PROFIT
DISTRIBUTION OF PROFIT

15.  DISTRIBUTION OF PROFIT

Pursuant to the relevant laws and regulations for foreign investment enterprises in the PRC and the articles of association of Trina China, the Company is required to maintain two statutory non-distributable reserves, a general reserve fund and a staff welfare and bonus fund. Appropriations to such reserves are made out of net profit after taxation of Trina China. Trina China is required to transfer 10% of its profit after taxation, as reported in its PRC statutory financial statements, to the general reserve fund until the balance reaches 50% of its registered capital. The general reserve fund may be used to make up prior year losses incurred and, with approval from the relevant government authority, to increase paid-in capital. Trina China is also required to allocate a portion of its net profit after taxation to its staff welfare and bonus fund. However, the amount to be allocated to the staff welfare and bonus fund is at the sole discretion of the board of directors. PRC regulations currently permit payment of dividends out of Trina China’s accumulated profits only as determined in accordance with PRC accounting standards and regulations. As a result of these PRC laws and regulations, Trina China is restricted in its ability to transfer a portion of net profit in the form of dividends.

The amount of the non-distributable general reserve fund was $25,311,389, $41,302,496, $41,359,798 as of December 31, 2009, 2010 and 2011, respectively. The amount of the welfare fund and bonus fund was $nil as of December 31, 2009, 2010 and 2011, respectively, as the Board of Directors elected not to make any appropriations to this fund.

The amount that is not subject to restrictions, and which may be transferred from Trina China in the form of dividends, loans or advances, is $226,081,199, $370,001,161 and $339,549,604 as of December 31, 2009, 2010 and 2011, respectively.

As a result of these PRC laws and regulations, the Company’s PRC subsidiary is restricted in its ability to transfer the registered capital and general reserve fund to Trina in the form of dividends, loans or advances and the restricted portion amounted to $410,311,389, $497,302,496 and $611,359,798 as of December 31, 2009, 2010 and 2011, respectively.